Share-based Payment - Summary of Number and Weighted-average Exercise Prices of Share Options (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option programs, Beginning balance	7,302,929	10,667,826
Stock option programs, Granted	2,883,559	1,090,536
Stock option programs, Vested	(1,942,401)	(963,430)
Stock option programs, Cancelled	(197,330)	(3,492,003)
Stock option programs, Ending balance	8,046,757	7,302,929